Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following:
	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Accrued payroll and employee benefits(a)	$1,192,033	$1,325,178
Others(b)	141,597	198,665
Total	$1,333,630	$1,523,843
(1)	Accrued payroll and employee benefits mainly include employee salary accrued for current month and is to be paid in the following month, plus accrued employee social security insurance and housing fund in accordance with PRC labor laws.
(2)	Others mainly include rental fee payables, utilities fee payables and other professional fee payables to support the Company’s daily operations.